REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE AND OTHER INCOME
Schedule of analysis about company's revenue and other income

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	182,989	327,581	498,189
Other income
Interest income	49	73	36
Foreign exchange gain	124	74	450
Consulting income	7,249	109	—
Rent deposit refund	—	88	—
Other income	223	96	—
Gain on disposal of fixed assets	—	—	—
Rental income	14,286	14,196	14,151
	21,931	14,636	14,637